Document and Entity Information	Sep. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2024
Entity Registrant Name	COGENT BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38443
Entity Tax Identification Number	46-5308248
Entity Address Address Line 1	275 Wyman Street
Entity Address Address Line 2	3rd Floor
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02451
City Area Code	617
Local Phone Number	945-5576
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 Par Value
Trading Symbol	COGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001622229
Amendment Flag	false